28. Capital Management	12 Months Ended
Dec. 31, 2018
Capital Management
Capital Management

Note 28 — Capital Management

The primary objective of the Group’s capital management is to ensure that it remains within its quantitative banking covenants and maintain a strong credit rating. No changes were made in the objectives, policies or processes during the years ended December 31, 2018, 2017 and 2016.

The Group monitors capital primarily using a loan-to-value ratio, which is calculated as the amount of outstanding debt divided by the valuation of the investment property portfolio. The Group’s policy is to keep its average loan-to-value ratio lower than 80%.

Banking covenants vary according to each loan agreement, but typically require that the loan-to-value ratio does not exceed 80% to 85%.

During 2016, one of the Subsidiaries missed certain scheduled payments to a finance lease creditor (see note 19 — Finance Leases), but has since obtained the approval from this finance lease creditor of a modification repayment plan. As a result, Management has not classified the full portion of this affected finance lease as current loans and borrowing as of December 31, 2018, 2017 and 2016.

	2018	2017	2016
Carrying amount of loans and borrowings	$19,240,324	$22,584,601	$25,317,163
External valuation of completed investment property	29,801,631	33,829,902	35,786,053
Loan to value ratio	65%	67%	71%